Loans and Notes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	$ 15,307,660	$ 43,902,280
Loans and notes payable, current	7,443,434	38,963,796
Loans and notes payable, long term	7,864,226	4,938,484
Various promissory notes and convertible notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	50,960	50,960
Various promissory notes for vehicle financing [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	13,557	509,041
Blue Ridge Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	410,200	410,200
Small Business Administration [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	358,827	2,480,718
Al Dali International for Gen. Trading & Cont. Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	248,877	189,391
RSF LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	500,000	500,000
Justin Ellis [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable		350,000
Pilot OFS Holdings, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable		14,107,339
Business First Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable		10,760,805
Maxus Capital Group, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable		8,367,134
Cedarview Opportunities Master Fund LP [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	3,701,402	2,886,307
Curve Capital, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	549,463	1,793,500
Clear Think Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	588,015
ClearThink Capital RBW [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	1,619,159
Agile Capital Funding, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	1,713,300	1,496,885
JJ Astor [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable	$ 5,553,900